UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/09 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2009

Shares		Value
COMMON STOCKS (97.1%)

	AEROSPACE/DEFENSE (2.8%)
23,800	Precision Castparts Corp.	$1,425,620
12,500	L-3 Communications Holdings, Inc.	847,500
12,000	Alliant Techsystems, Inc. *	803,760
11,000	Lockheed Martin Corp.	759,330
27,000	Teledyne Technologies, Inc. *	720,360
18,400	Raytheon Co.	716,496
17,400	Goodrich Corp.	659,286
15,000	Northrop Grumman Corp.	654,600
44,000	Orbital Sciences Corp. *	523,160
20,000	Esterline Technologies Corp. *	403,800
36,000	BE Aerospace, Inc. *	312,120
		7,826,032
	AIR TRANSPORT (0.3%)
106,500	Lan Airlines S.A. ADR	890,340
	APPAREL (1.1%)
46,000	Guess?, Inc.	969,680
15,000	VF Corp.	856,650
30,000	Phillips-Van Heusen Corp.	680,400
26,500	Warnaco Group, Inc. (The) *	636,000
		3,142,730
	AUTO PARTS (0.8%)
56,000	LKQ Corp. *	799,120
32,000	BorgWarner, Inc.	649,600
12,600	Eaton Corp.	464,436
13,000	Autoliv, Inc.	241,410
		2,154,566
	BANK (0.5%)
25,000	Bank of Hawaii Corp.	824,500
30,000	Wells Fargo & Co.	427,200
7,322	PNC Financial Services Group, Inc.	214,461
		1,466,161
	BANK - CANADIAN (0.7%)
22,100	Bank of Nova Scotia	541,892
14,400	Royal Bank of Canada	416,448
13,300	Bank of Montreal	347,263
8,200	Canadian Imperial Bank of Commerce	297,824
7,400	Toronto-Dominion Bank (The)	255,892
		1,859,319
	BANK - FOREIGN (1.6%)
221,251	Itau Unibanco Banco Multiplo SA	2,407,211
35,000	Bancolombia S.A. ADR	681,450
68,800	Banco Bilbao Vizcaya Argentaria, S.A. ADR	559,344
60,000	Banco Santander Central Hispano S.A. ADR	414,000
16,000	ICICI Bank Ltd. ADR	212,640
5,500	Banco Santander Chile S.A. ADR	188,925
		4,463,570
	BANK - MIDWEST (0.6%)
17,900	Northern Trust Corp.	1,070,778
8,808	Commerce Bancshares, Inc.	319,730

Shares		Value
20,000	U.S. Bancorp	$292,200
		1,682,708
	BEVERAGE - ALCOHOLIC (0.2%)
20,000	Molson Coors Brewing Co. Class B	685,600
	BEVERAGE - SOFT DRINK (0.9%)
29,000	Companhia de Bebidas das Americas ADR	1,384,750
16,800	Coca-Cola Femsa, S.A.B. de C.V. ADR	572,208
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	504,200
		2,461,158
	BIOTECHNOLOGY (1.0%)
18,000	Techne Corp.	984,780
12,800	United Therapeutics Corp. *	845,952
18,000	Myriad Genetics, Inc. *	818,460
		2,649,192
	BUILDING MATERIALS (1.0%)
40,000	Jacobs Engineering Group, Inc. *	1,546,400
24,000	Fluor Corp.	829,200
8,800	Ameron International Corp.	463,408
		2,839,008
	CABLE TV (1.0%)
41,000	DIRECTV Group, Inc. (The) *	934,390
59,000	Shaw Communications, Inc. Class B	893,850
37,800	Rogers Communications, Inc. Class B	862,974
		2,691,214
	CANADIAN ENERGY (0.7%)
38,000	Suncor Energy, Inc.	843,980
26,000	TransCanada Corp.	614,900
20,000	Nexen, Inc.	339,200
17,000	Talisman Energy, Inc.	178,500
		1,976,580
	CHEMICAL - BASIC (1.1%)
12,000	Potash Corporation of Saskatchewan, Inc.	969,720
22,000	FMC Corp.	949,080
21,000	Agrium, Inc.	751,590
28,000	Celanese Corp. Series A	374,360
		3,044,750
	CHEMICAL - DIVERSIFIED (1.7%)
24,000	Monsanto Co.	1,994,400
44,000	Albemarle Corp.	957,880
15,000	Air Products & Chemicals, Inc.	843,750
16,000	Bayer AG ADR	764,960
22,000	Zoltek Companies, Inc. *	149,820
		4,710,810
	CHEMICAL - SPECIALTY (3.4%)
30,000	Praxair, Inc.	2,018,700
36,800	Syngenta AG ADR	1,476,048
30,000	Sigma-Aldrich Corp.	1,133,700
29,000	Airgas, Inc.	980,490
26,000	Ecolab, Inc.	902,980
16,000	Sherwin-Williams Co. (The)	831,520
11,400	CF Industries Holdings, Inc.	810,882

Value Line Premier Growth Fund, Inc.

March 31, 2009

Shares		Value
17,000	Mosaic Co. (The)	$713,660
17,500	Lubrizol Corp. (The)	595,175
		9,463,155
	COMPUTER & PERIPHERALS (0.6%)
37,200	MICROS Systems, Inc. *	697,500
20,000	Synaptics, Inc. *	535,200
42,300	NCR Corp. *	336,285
		1,568,985
	COMPUTER SOFTWARE & SERVICES (2.2%)
60,000	ANSYS, Inc. *	1,506,000
60,000	Cognizant Technology Solutions Corp. Class A *	1,247,400
27,000	Sybase, Inc. *	817,830
28,000	Accenture Ltd. Class A	769,720
28,400	Infosys Technologies Ltd. ADR	756,292
30,000	Concur Technologies, Inc. *	575,700
26,000	Omniture, Inc. *	342,940
3,000	ManTech International Corp. Class A *	125,700
		6,141,582
	DIVERSIFIED COMPANIES (2.9%)
85,000	ABB Ltd. ADR	1,184,900
33,000	AMETEK, Inc.	1,031,910
16,000	Danaher Corp.	867,520
17,000	United Technologies Corp.	730,660
13,700	Valmont Industries, Inc.	687,877
17,200	ITT Corp.	661,684
24,300	Acuity Brands, Inc.	547,722
19,000	Honeywell International, Inc.	529,340
18,300	Brink’s Co. (The)	484,218
34,875	Brookfield Asset Management, Inc. Class A	480,578
35,600	Barnes Group, Inc.	380,564
6,700	SPX Corp.	314,967
3,000	GeoEye, Inc. *	59,250
		7,961,190
	DRUG (4.3%)
56,000	Alexion Pharmaceuticals, Inc. *	2,108,960
42,000	Gilead Sciences, Inc. *	1,945,440
27,060	Celgene Corp. *	1,201,464
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,036,150
20,800	Novo Nordisk A/S ADR	997,984
17,200	Allergan, Inc.	821,472
32,500	Immucor, Inc. *	817,375
32,000	Perrigo Co.	794,560
32,000	Pharmaceutical Product Development, Inc.	759,040
18,400	Covance, Inc. *	655,592
21,000	Auxilium Pharmaceuticals, Inc. *	582,120
8,400	BioMarin Pharmaceutical, Inc. *	103,740
4,000	PAREXEL International Corp. *	38,920
		11,862,817
	E-COMMERCE (0.7%)
30,000	Salesforce.com, Inc. *	981,900
19,600	Ctrip.com International Ltd. ADR	537,040

Shares		Value
60,000	Ariba, Inc. *	$523,800
		2,042,740
	EDUCATIONAL SERVICES (1.5%)
15,500	ITT Educational Services, Inc. *	1,882,010
6,700	Strayer Education, Inc.	1,205,129
20,400	Blackboard, Inc. *	647,496
11,400	DeVry, Inc.	549,252
		4,283,887
	ELECTRICAL EQUIPMENT (1.4%)
44,000	FLIR Systems, Inc. *	901,120
12,600	W.W. Grainger, Inc.	884,268
23,200	Cooper Industries Ltd. Class A	599,952
21,500	Thomas & Betts Corp. *	537,930
27,000	General Cable Corp. *	535,140
30,000	Trimble Navigation Ltd. *	458,400
8,000	EnerSys *	96,960
		4,013,770
	ELECTRICAL UTILITY - CENTRAL (0.8%)
13,000	Entergy Corp.	885,170
20,000	ITC Holdings Corp.	872,400
13,400	Wisconsin Energy Corp.	551,678
		2,309,248
	ELECTRICAL UTILITY - EAST (1.3%)
27,000	Southern Co.	826,740
18,000	Exelon Corp.	817,020
24,000	Public Service Enterprise Group, Inc.	707,280
17,000	FirstEnergy Corp.	656,200
18,000	NSTAR	573,840
		3,581,080
	ELECTRICAL UTILITY - WEST (0.4%)
18,500	Sempra Energy	855,440
15,000	MDU Resources Group, Inc.	242,100
		1,097,540
	ELECTRONICS (1.1%)
40,800	Amphenol Corp. Class A	1,162,392
26,500	Harris Corp.	766,910
31,000	MEMC Electronic Materials, Inc. *	511,190
18,300	Brink’s Home Security Holdings, Inc. *	413,580
27,550	Diodes, Inc. *	292,306
		3,146,378
	ENTERTAINMENT (0.1%)
15,100	Central European Media Enterprises Ltd. Class A *	173,046
	ENTERTAINMENT TECHNOLOGY (0.3%)
46,000	Activision Blizzard, Inc. *	481,160
13,000	Dolby Laboratories, Inc. Class A *	443,430
		924,590

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	ENVIRONMENTAL (1.2%)
36,600	Stericycle, Inc. *	$1,746,918
37,800	Waste Connections, Inc. *	971,460
37,500	Republic Services, Inc.	643,125
		3,361,503
	FINANCIAL SERVICES - DIVERSIFIED (3.5%)
9,300	MasterCard, Inc. Class A	1,557,564
10,700	BlackRock, Inc.	1,391,428
18,300	HDFC Bank Ltd. ADR	1,115,019
21,000	ProAssurance Corp. *	979,020
34,000	Eaton Vance Corp.	776,900
24,000	T. Rowe Price Group, Inc.	692,640
18,000	Global Payments, Inc.	601,380
12,000	Credicorp Ltd.	562,080
12,000	Affiliated Managers Group, Inc. *	500,520
9,000	Franklin Resources, Inc.	484,830
15,961	Fidelity National Information Services, Inc.	290,490
7,980	Lender Processing Services, Inc.	244,268
11,011	Loews Corp.	243,343
14,000	Leucadia National Corp. *	208,460
5,000	Credit Suisse Group ADR	152,450
		9,800,392
	FOOD PROCESSING (2.4%)
56,250	Flowers Foods, Inc.	1,320,750
18,600	General Mills, Inc.	927,768
28,000	Hormel Foods Corp.	887,880
30,000	McCormick & Company, Inc.	887,100
22,000	TreeHouse Foods, Inc. *	633,380
11,000	Bunge Ltd.	623,150
15,000	H.J. Heinz Co.	495,900
17,000	Perdigao S.A. ADR	421,770
4,000	Ralcorp Holdings, Inc. *	215,520
12,600	Groupe Danone ADR	121,968
		6,535,186
	FOOD WHOLESALERS (0.3%)
20,000	Green Mountain Coffee Roasters, Inc. *	960,000
	FOREIGN ELECTRONICS (0.2%)
21,000	Canon, Inc. ADR	609,630
	FOREIGN TELECOMMUNICATIONS (1.0%)
11,700	Telefonica S.A. ADR	697,554
41,000	Tele Norte Leste Participacoes S.A. ADR	567,440
34,000	Telefonos de Mexico S.A. de C.V. ADR	511,360
12,601	Brasil Telecom Participacoes S.A. ADR	455,148
16,600	PT Telekomunikasi Indonesia ADR	426,620
		2,658,122
	GROCERY (0.3%)
32,000	Ruddick Corp.	718,400

Shares		Value
	HEALTH CARE INFORMATION SYSTEMS (0.2%)
10,000	Cerner Corp. *	$439,700
	HEAVY CONSTRUCTION (0.3%)
42,600	Foster Wheeler AG *	744,222
	HOME APPLIANCES (0.3%)
33,000	Toro Co. (The)	797,940
	HOTEL/GAMING (0.8%)
52,000	Penn National Gaming, Inc. *	1,255,800
29,000	WMS Industries, Inc. *	606,390
18,000	Bally Technologies, Inc. *	331,560
5,000	Vail Resorts, Inc. *	102,150
		2,295,900
	HOUSEHOLD PRODUCTS (1.1%)
24,200	Church & Dwight Co., Inc.	1,263,966
16,000	Energizer Holdings, Inc. *	795,040
35,000	Tupperware Brands Corp.	594,650
10,000	Procter & Gamble Co. (The)	470,900
		3,124,556
	HUMAN RESOURCES (0.5%)
25,300	Watson Wyatt Worldwide, Inc. Class A	1,249,061
8,000	Hewitt Associates, Inc. Class A *	238,080
		1,487,141
	INDUSTRIAL SERVICES (3.2%)
43,369	URS Corp. *	1,752,541
29,000	FTI Consulting, Inc. *	1,434,920
30,000	C.H. Robinson Worldwide, Inc.	1,368,300
63,000	Corrections Corp. of America *	807,030
36,000	Quanta Services, Inc. *	772,200
34,500	Iron Mountain, Inc. *	764,865
40,000	EMCOR Group, Inc. *	686,800
42,000	Geo Group, Inc. (The) *	556,500
20,000	Stanley, Inc. *	507,800
21,000	Rollins, Inc.	360,150
		9,011,106
	INFORMATION SERVICES (1.4%)
14,000	Dun & Bradstreet Corp. (The)	1,078,000
22,600	IHS, Inc. Class A *	930,668
19,000	Alliance Data Systems Corp. *	702,050
63,000	Nuance Communications, Inc. *	684,180
11,000	FactSet Research Systems, Inc.	549,890
		3,944,788
	INSURANCE - LIFE (0.5%)
18,212	MetLife, Inc.	414,687
20,600	AFLAC, Inc.	398,816
20,000	Manulife Financial Corp.	224,000
6,000	Torchmark Corp.	157,380

Value Line Premier Growth Fund, Inc.

March 31, 2009

Shares		Value
2,264	Reinsurance Group of America, Inc.	$73,331
		1,268,214
	INSURANCE - PROPERTY & CASUALTY (1.2%)
15,000	Arch Capital Group Ltd. *	807,900
19,000	ACE Ltd.	767,600
30,000	American Financial Group, Inc.	481,500
22,000	Assurant, Inc.	479,160
24,100	Sun Life Financial, Inc.	430,426
13,000	Axis Capital Holdings Ltd.	293,020
		3,259,606
	INTERNET (1.3%)
5,000	Google, Inc. Class A *	1,740,300
13,500	Amazon.com, Inc. *	991,440
34,000	Atheros Communications, Inc. *	498,440
28,000	CyberSource Corp. *	414,680
		3,644,860
	MACHINERY (3.7%)
26,000	Roper Industries, Inc.	1,103,700
18,000	Flowserve Corp.	1,010,160
31,500	Lennox International, Inc.	833,490
23,300	Curtiss-Wright Corp.	653,565
29,850	IDEX Corp.	652,819
19,200	Deere & Co.	631,104
21,000	Kaydon Corp.	573,930
21,000	Donaldson Company, Inc.	563,640
21,000	Snap-on, Inc.	527,100
34,000	Robbins & Myers, Inc.	515,780
23,200	Gardner Denver, Inc. *	504,368
15,600	MSC Industrial Direct Co., Inc. Class A	484,692
28,125	Graco, Inc.	480,094
28,400	Bucyrus International, Inc.	431,112
16,000	Wabtec Corp.	422,080
14,000	Caterpillar, Inc.	391,440
6,000	Regal-Beloit Corp.	183,840
42,000	Manitowoc Company, Inc. (The)	137,340
11,700	CNH Global N.V.	121,446
		10,221,700
	MARITIME (0.3%)
34,000	Kirby Corp. *	905,760
	MEDICAL SERVICES (1.1%)
20,900	Fresenius Medical Care AG & Co. KGaA ADR	808,830
13,200	Laboratory Corporation of America Holdings *	772,068
26,000	Amedisys, Inc. *	714,740
42,400	Psychiatric Solutions, Inc. *	666,952
10,000	Kendle International, Inc. *	209,600
		3,172,190
	MEDICAL SUPPLIES (6.8%)
56,000	Henry Schein, Inc. *	2,240,560
20,000	Intuitive Surgical, Inc. *	1,907,200
51,200	Illumina, Inc. *	1,906,688
21,000	Baxter International, Inc.	1,075,620

Shares		Value
37,000	DENTSPLY International, Inc.	$993,450
14,500	Becton, Dickinson & Co.	974,980
12,200	Bard (C.R.), Inc.	972,584
27,000	Owens & Minor, Inc.	894,510
28,000	NuVasive, Inc. *	878,640
24,000	IDEXX Laboratories, Inc. *	829,920
13,000	Edwards Lifesciences Corp. *	788,190
22,400	West Pharmaceutical Services, Inc.	734,944
11,000	Bio-Rad Laboratories, Inc. Class A *	724,900
12,600	Haemonetics Corp. *	694,008
19,400	Covidien Ltd.	644,856
20,000	Masimo Corp. *	579,600
18,000	Varian Medical Systems, Inc. *	547,920
15,700	Stryker Corp.	534,428
17,500	Charles River Laboratories International, Inc. *	476,175
8,000	Life Technologies Corp. *	259,840
21,000	Natus Medical, Inc. *	178,710
		18,837,723
	METALS & MINING DIVERSIFIED (0.1%)
18,000	Allegheny Technologies, Inc.	394,740
	METALS FABRICATING (0.2%)
26,000	Harsco Corp.	576,420
	NATURAL GAS - DISTRIBUTION (1.0%)
15,800	BG Group PLC ADR	1,189,582
31,000	UGI Corp.	731,910
33,600	Southern Union Co.	511,392
18,000	AGL Resources, Inc.	477,540
		2,910,424
	NATURAL GAS - DIVERSIFIED (2.7%)
80,000	Southwestern Energy Co. *	2,375,200
53,470	XTO Energy, Inc.	1,637,252
32,000	Energen Corp.	932,160
24,000	National Fuel Gas Co.	736,080
20,000	EQT Corp.	626,600
20,000	Questar Corp.	588,600
8,600	EOG Resources, Inc.	470,936
24,000	Penn Virginia Corp.	263,520
		7,630,348
	OILFIELD SERVICES/EQUIPMENT (1.6%)
44,000	FMC Technologies, Inc. *	1,380,280
10,500	Core Laboratories N.V.	768,180
25,000	AZZ, Inc. *	659,750
20,000	Bristow Group, Inc. *	428,600
32,000	Weatherford International Ltd. *	354,240
11,000	Arena Resources, Inc. *	280,280
14,600	Exterran Holdings, Inc. *	233,892
18,000	Willbros Group, Inc. *	174,600
8,000	Superior Energy Services, Inc. *	103,120
		4,382,942

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	PACKAGING & CONTAINER (1.0%)
30,700	AptarGroup, Inc.	$955,998
34,000	CLARCOR, Inc.	856,460
18,500	Greif, Inc. Class A	615,865
7,000	Ball Corp.	303,800
		2,732,123
	PAPER & FOREST PRODUCTS (0.0%)
27,000	Votorantim Celulose e Papel S.A. ADR *	118,260
	PETROLEUM - INTEGRATED (1.3%)
64,000	Petroleo Brasileiro S.A. ADR	1,950,080
13,700	Total S.A. ADR	672,122
32,000	Tesoro Corp.	431,040
14,000	BASF AG ADR	424,060
		3,477,302
	PETROLEUM - PRODUCING (2.0%)
66,000	Range Resources Corp.	2,716,560
77,500	Tenaris S.A. ADR	1,563,175
8,600	CNOOC Ltd. ADR	865,160
22,200	Forest Oil Corp. *	291,930
30,000	Quicksilver Resources, Inc. *	166,200
		5,603,025
	PHARMACY SERVICES (1.4%)
40,000	Express Scripts, Inc. *	1,846,800
30,000	Medco Health Solutions, Inc. *	1,240,200
28,000	CVS Caremark Corp.	769,720
		3,856,720
	POWER (0.3%)
58,000	Covanta Holding Corp. *	759,220
	PRECISION INSTRUMENT (1.3%)
38,000	Thermo Fisher Scientific, Inc. *	1,355,460
19,000	Waters Corp. *	702,050
8,400	Mettler-Toledo International, Inc. *	431,172
68,680	Siliconware Precision Industries Co. ADR	398,344
9,400	Triumph Group, Inc.	359,080
24,000	Woodward Governor Co.	268,320
		3,514,426
	R.E.I.T. (0.6%)
9,400	Essex Property Trust, Inc.	538,996
9,490	AvalonBay Communities, Inc.	446,599
16,000	BRE Properties, Inc.	314,080
16,000	Taubman Centers, Inc.	272,640
4,000	SL Green Realty Corp.	43,200
5,000	ProLogis	32,500
		1,648,015
	RAILROAD (1.2%)
13,500	Burlington Northern Santa Fe Corp.	812,025

Shares		Value
22,900	Canadian National Railway Co.	$811,805
20,000	Norfolk Southern Corp.	675,000
19,000	Canadian Pacific Railway Ltd.	562,970
41,000	Kansas City Southern *	521,110
		3,382,910
	RECREATION (0.3%)
27,000	Marvel Entertainment, Inc. *	716,850
	RESTAURANT (1.3%)
20,000	McDonald’s Corp.	1,091,400
34,000	Yum! Brands, Inc.	934,320
27,000	Darden Restaurants, Inc.	925,020
65,000	Sonic Corp. *	651,300
		3,602,040
	RETAIL - AUTOMOTIVE (1.0%)
8,400	AutoZone, Inc. *	1,366,008
27,000	Copart, Inc. *	800,820
18,000	O’Reilly Automotive, Inc. *	630,180
		2,797,008
	RETAIL - SPECIAL LINES (2.0%)
44,000	GameStop Corp. Class A *	1,232,880
34,500	Buckle, Inc. (The)	1,101,585
33,500	Aeropostale, Inc. *	889,760
34,300	TJX Companies, Inc. (The)	879,452
45,000	Dick’s Sporting Goods, Inc. *	642,150
24,000	Gymboree Corp. (The) *	512,400
48,700	Rush Enterprises, Inc. Class A *	434,404
		5,692,631
	RETAIL STORE (0.5%)
18,000	Costco Wholesale Corp.	833,760
33,000	Nordstrom, Inc.	552,750
		1,386,510
	SECURITIES BROKERAGE (0.8%)
6,200	Goldman Sachs Group, Inc. (The)	657,324
33,000	Raymond James Financial, Inc.	650,100
6,300	IntercontinentalExchange, Inc. *	469,161
7,000	Stifel Financial Corp. *	303,170
		2,079,755
	SHOE (0.7%)
20,000	NIKE, Inc. Class B	937,800
13,000	Deckers Outdoor Corp. *	689,520
16,000	Wolverine World Wide, Inc.	249,280
		1,876,600
	STEEL - GENERAL (0.1%)
16,000	Cliffs Natural Resources, Inc.	290,560
	TELECOMMUNICATION SERVICES (2.6%)
35,750	American Tower Corp. Class A *	1,087,872

Value Line Premier Growth Fund, Inc.

March 31, 2009

Shares		Value
50,877	Crown Castle International Corp. *	$1,038,400
16,000	Equinix, Inc. *	898,400
19,500	Philippine Long Distance Telephone Co. ADR	860,535
113,500	Vimpel-Communications ADR	742,290
20,000	Mobile TeleSystems ADR	598,400
21,000	CenturyTel, Inc.	590,520
14,500	Millicom International Cellular S.A.	537,080
52,300	TW Telecom, Inc. *	457,625
34,000	Telmex Internacional S.A.B. de C.V. ADR	311,780
		7,122,902
	TELECOMMUNICATIONS EQUIPMENT (0.5%)
22,700	Anixter International, Inc. *	719,136
34,000	CommScope, Inc. *	386,240
12,000	Comtech Telecommunications Corp. *	297,240
		1,402,616
	THRIFT (0.7%)
89,768	Hudson City Bancorp, Inc.	1,049,388
47,250	People’s United Financial, Inc.	849,083
		1,898,471
	TIRE & RUBBER (0.1%)
12,400	Carlisle Companies, Inc.	243,412
	TOBACCO (0.6%)
17,000	British American Tobacco PLC ADR	782,000
16,000	Philip Morris International, Inc.	569,280
16,000	Altria Group, Inc.	256,320
		1,607,600
	TOILETRIES & COSMETICS (0.4%)
14,000	Chattem, Inc. *	784,700
24,800	Luxottica Group S.p.A. ADR	381,920
		1,166,620
	TRUCKING (1.2%)
76,000	Landstar System, Inc.	2,543,720
33,000	Hunt (J.B.) Transport Services, Inc.	795,630
		3,339,350
	WATER UTILITY (0.2%)
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	589,260
	WIRELESS NETWORKING (0.8%)
43,000	SBA Communications Corp. Class A *	1,001,900
15,900	Research In Motion Ltd. *	684,813
11,300	Itron, Inc. *	535,055
		2,221,768
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (97.1%) (Cost $300,438,480)	269,933,213

Principal Amount		Value
SHORT-TERM INVESTMENTS (2.8%)

	U.S. TREASURY OBLIGATIONS (2.4%)
$6,700,000	United States Treasury Bill, 0.13%, 4/23/09 (1)	$6,699,959
	REPURCHASE AGREEMENTS (2) (0.4%)
1,100,000	With Morgan Stanley, 0.06%, dated 3/31/09, due 4/1/09, delivery value $1,100,002 (collateralized by $1,120,000 U.S. Treasury Notes 1.125%, due 12/15/11, with a value of $1,126,994), 0.0%, 1/1/00	1,100,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,799,959)	7,799,959
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		265,340
NET ASSETS (3) (100%)		$277,998,512
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($277,998,512 ÷ 18,141,099 shares outstanding)		$15.32

*	Non-income producing.
(1)	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
(2)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(3)
For federal income tax purposes, the aggregate cost was $308,238,439, aggregate gross unrealized appreciation was $49,858,682, aggregate gross unrealized depreciation was $80,363,949 and the net unrealized ddepreciation was $30,505,267.

ADR	American Depositary Receipt.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$269,933,213	—
Level 2 - Other Significant Observable Inputs	7,799,959	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$277,733,172	—

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 3/31/09, there were no Level 3 investments.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	June 1, 2009